Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

As at December 31 (millions of dollars)	2022	2021
Deferred pension assets (Note 19)	358	—
Right-of-Use assets (Note 22)	53	53
Other long-term assets	11	13
	422	66